RESTRICTED STOCK UNITS	12 Months Ended
Dec. 31, 2011
RESTRICTED STOCK UNITS [Abstract]
RESTRICTED STOCK UNITS
15.   RESTRICTED STOCK UNITS

In September 2010, the Board of Directors approved the adoption of an Equity Incentive Plan (the "Plan") and reserved 800,000 common shares of the Company for issuance pursuant to the Plan. The Plan permits RSUs to be granted to directors, officers, employees of the Company and its subsidiaries, affiliates, consultants and service providers. The RSUs will vest over three years at a rate of 1/3 of the number of RSUs granted on each annual anniversary of the date of grant, subject to the participant continuing to provide services to the Company from the grant date through the applicable vesting date.

Payment upon vesting of RSUs can be in cash, in shares of common stock or a combination of both as determined by the Board of Directors. They must be valued in an amount equal to the fair market value of a share of common stock on the date of vesting. The participant shall receive a 'dividend equivalent right' with respect to each RSU entitling the participant to receive amounts equal to the ordinary dividends that would be paid during the time the RSU is outstanding and unvested on the shares of common stock underlying the RSU as if such shares were outstanding from the date of grant through the applicable vesting date of the RSU.  Such payments shall be paid to the participant at the same time at which the RSUs vesting event occurs, conditioned upon the occurrence of the vesting event.

The following table summarizes restricted stock unit transactions in the years ended December 31, 2011 and 2010:

	Number of units
	Directors	Management companies	Total	Fair value
Units outstanding as of December 31, 2009	-	-	-	-
Granted – December 29, 2010	29,571	29,572	59,143	$22.23
Units outstanding as of December 31, 2010	29,571	29,572	59,143	$22.27
Granted – December 22, 2011	46,593	46,596	93,189	$13.95
Units outstanding as of December 31, 2011	76,164	76,168	152,332	$13.67

The RSU expense was $230,000 for the year ended December 31, 2011 (2010: nil).

During 2012, the Company plans to issue 11,301 common shares and pay $154,102 in cash to members of the Board of Directors and to the General Manager and the Dry bulk Manager in settlement of the 19,714 RSUs that vested on December 29, 2011. The settlement represents 50% of the value in common shares and 50% of the value in cash for each of the directors and each of the two management companies.